Shareholders' Equity (Details) - USD ($)		6 Months Ended	8 Months Ended	12 Months Ended
	Jul. 14, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 17, 2021	May 14, 2020	Dec. 31, 2018	Dec. 31, 2016
Shareholders' Equity (Details) [Line Items]
Preferred stock shares, authorized		1,000,000	1,000,000	1,000,000
Preferred stock shares lssued (in Dollars)		$ 0	$ 0
Preferred stock shares outstanding (in Dollars)		$ 0	$ 0
Percentage of class A ordinary shares outstanding		20.00%	20.00%
Preferred stock shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Vicarious Surgical US Inc. [Member]
Shareholders' Equity (Details) [Line Items]
Liquidation, description		(a) an amount equal to $1.2948 per share for Series A Preferred Stock, $2.1174 per share for Series A1 Preferred Stock, plus declared but unpaid dividends, $3.2862 per share for Series A2 Preferred Stock, plus declared but unpaid dividends, $3.2862 per share for Series A3 Preferred Stock, plus declared but unpaid dividends (b) an amount per share that would have been payable had all shares of the Series Preferred Stock been converted to shares of Class B common stock immediately prior to any liquidation, dissolution, or winding up of the Company.		Upon any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, the holders of the Series Preferred Stock are entitled to first be paid out of assets available for distribution, prior and in preference to any distribution to the holders of the Company’s common stock, the greater of (a) an amount equal to $1.2948 per share for Series A Preferred Stock, $2.1174 per share for Series A1 Preferred Stock, plus declared but unpaid dividends, $3.2862 per share for Series A2 Preferred Stock, plus declared but unpaid dividends, $3.2862 per share for Series A3 Preferred Stock, plus declared but unpaid dividends (b) an amount per share that would have been payable had all shares of the Series Preferred Stock been converted to shares of Class B common stock immediately prior to any liquidation, dissolution, or winding up of the Company.
Gross proceeds (in Dollars)		$ 40,000,000		$ 40,000,000
Preferred stock holders, percentage		50.00%		50.00%
Restricted stock agreement, description		In 2014, the Company issued 6,000,000 shares of Class A common stock to the initial founders of the Company at par and contained a repurchase right by the Company at the lesser of the original purchase price of $0.0001 per share of the then current fair value of the share, which lapsed over a four-year period. In 2016 and 2018 these shares were amended with respect to the lapse of the repurchase rights, such that beginning as of January 2018 60% percent of the shares were vested and the remaining shares vest over a thirty-six month period.		In 2014, the Company issued 6,000,000 shares of Class A common stock to the initial founders of the Company at par, and contained a repurchase right by the Company at the lesser of the original purchase price of $0.0001 per share of the then current fair value of the share, which lapsed over a four year period. In 2016 and 2018 these shares were amended with respect to the lapse of the repurchase rights, such that beginning as of January 2018 60% percent of the shares were vested and the remaining shares vest over a thirty-six month period.
Remaining weighted-average vesting period				3 days
Common stock outstanding						3.29831
Class A Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Common stock shares, authorized		200,000,000	200,000,000	200,000,000
Common stock shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued		34,500,000	34,500,000	34,500,000
Ordinary shares, shares outstanding		27,559,115	34,500,000	34,500,000
Ordinary shares subject to possible Redemption		27,559,115	29,980,468
Purchase price of per share (in Dollars per share)			$ 11.5	$ 11.5
Ordinary shares, shares issued		6,940,885	4,519,532	4,519,532
Ordinary shares, shares outstanding		6,940,885	4,519,532	4,519,532
Class A Common Stock [Member] | Vicarious Surgical US Inc. [Member]
Shareholders' Equity (Details) [Line Items]
Common stock shares, authorized		6,000,000	6,000,000	6,000,000	6,000,000
Common stock shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued		6,000,000	5,934,026	5,934,026	5,142,361
Ordinary shares, shares outstanding		6,000,000	5,934,026	5,934,026	5,142,361
Common stock outstanding			5,934,026	5,934,026	5,142,361
Class B Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Common stock shares, authorized			20,000,000	20,000,000
Common stock shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Aggregate of ordinary shares	8,625,000
Issued shares of preferred stock							7,187,500
Ordinary shares voting right, description			Holders are entitled to one vote for each share of Class B ordinary shares.
Sale of stock, description	the Company effected a share capitalization of 1,437,500 Founder Shares resulting in 8,625,000 Class B ordinary shares outstanding. All shares and the associated amounts have been retroactively restated to reflect the share capitalization. Of the 8,625,000 Class B ordinary shares, an aggregate of up to 1,125,000 shares were subject to forfeiture to the Company for no consideration to the extent that the underwriters’ over-allotment option is not exercised in full or in part, so that the initial shareholders would collectively own 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. The underwriters exercised their over-allotment option in full on July 24, 2020. As a result, these shares were no longer subject to forfeiture.
Ordinary shares, shares issued		8,625,000	8,625,000	8,625,000
Ordinary shares, shares outstanding		8,625,000	8,625,000	8,625,000
Class B Common Stock [Member] | Vicarious Surgical US Inc. [Member]
Shareholders' Equity (Details) [Line Items]
Common stock shares, authorized		32,402,876
Common stock shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Reserved shares		31,940,254	32,072,461	32,072,461
Ordinary shares, shares issued		462,622	330,415	330,415	197,938
Ordinary shares, shares outstanding		462,622	330,415	330,415	197,938
Class B Common Stock [Member] | Common Stock [Member] | Vicarious Surgical US Inc. [Member]
Shareholders' Equity (Details) [Line Items]
Common stock shares, authorized			32,402,876	32,402,876	25,126,724
Series A Convertible Preferred Stock [Member] | Vicarious Surgical US Inc. [Member]
Shareholders' Equity (Details) [Line Items]
Preferred stock shares, authorized		21,572,285	21,572,285	21,572,285	16,033,977
Preferred stock shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock share designated		5,075,585	5,075,585	5,075,585	5,075,585
Issued shares of preferred stock									5,075,585
Purchase price of per share (in Dollars per share)									$ 1.2948
Conversion price, per share (in Dollars per share)		$ 1.29483	$ 1.29483	$ 1.29483
Series A1 Convertible Preferred Stock [Member] | Vicarious Surgical US Inc. [Member]
Shareholders' Equity (Details) [Line Items]
Preferred stock share designated		7,915,363	7,915,363	7,915,363	7,915,363
Issued shares of preferred stock								7,915,363
Purchase price of per share (in Dollars per share)								$ 2.1174
Conversion price, per share (in Dollars per share)		$ 2.1174	$ 2.1174	$ 2.1174
Series A2 Convertible Preferred Stock [Member] | Vicarious Surgical US Inc. [Member]
Shareholders' Equity (Details) [Line Items]
Preferred stock share designated		3,043,029	3,043,029	3,043,029	3,043,029
Issued shares of preferred stock					3,043,029
Purchase price of per share (in Dollars per share)					$ 3.2862
Proceeds of preferred stock (in Dollars)					$ 10,000,000
Conversion price, per share (in Dollars per share)		$ 3.2862	$ 3.2862	$ 3.2862
Series A3 Convertible Preferred Stock [Member] | Vicarious Surgical US Inc. [Member]
Shareholders' Equity (Details) [Line Items]
Preferred stock share designated		5,538,308
Issued shares of preferred stock			4,143,304	4,143,304
Purchase price of per share (in Dollars per share)			$ 3.2862	$ 3.2862
Proceeds of preferred stock (in Dollars)				$ 13,500,000
Conversion price, per share (in Dollars per share)		$ 3.2862	$ 3.2862	$ 3.2862
Series A3 Convertible Preferred Stock [Member] | Series A3 Convertible Preferred Stock [Member]
Shareholders' Equity (Details) [Line Items]
Preferred stock share designated			5,538,308	5,538,308